UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   8/13/12
----------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------
Form 13F Information Table Entry Total:        55
                                               -------------
Form 13F Information Table Value Total:        $64,089
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number              Name
   ---        --------------------    -------------------------
    1         28-7384                 Nathaniel Bohrer
   ---        --------------------    -------------------------
    2         28-7750                 Marjorie Gochberg Kellner
   ---        --------------------    -------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                        VOTING AUTHORITY
                                     TITLE OF                 VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
SECURITY                              CLASS         CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Airgas                                 COM        009363102     344     4,100  SH      Other    1 2 3           4,100
Allos Therapeutics Inc                 COM        019777101      36    20,000  SH      Other    1 2 3          20,000
Amazon.com Inc                         COM        023135106    1,142    5,000  SH      Other    1 2 3           5,000
American Eagle Outfitters NE           COM        02553E106     395    20,000  SH      Other    1 2 3          20,000
Amylin Pharma Inc                      COM        032346108    1,974   70,000  SH      Other    1 2 3          70,000
Apple                                  COM        037833100     394      675   SH      Other    1 2 3             675
Ariba Inc                            COM NEW      04033V203    2,574   57,500  SH      Other    1 2 3          57,500
Barnes & Noble Inc.                    COM        067774109     344    20,900  SH      Other    1 2 3          20,900
Books-A-Million Inc                    COM        098570104      32    10,000  SH      Other    1 2 3          10,000
CE Franklin Ltd                        COM        125151100     312    25,000  SH      Other    1 2 3          25,000
Central Garden and Pet Cl A       CL A NON-VTG    153527205     653    60,000  SH      Other    1 2 3          60,000
CenturyLink Inc                        COM        156700106     495    12,540  SH      Other    1 2 3          12,540
Cole Kenneth Prodtns Inc              CL A        193294105     339    22,500  SH      Other    1 2 3          22,500
Collective Brands Inc                  COM        19421W100    1,071   50,000  SH      Other    1 2 3          50,000
Cooper Industries PLC                  SHS        g24140108    1,023   15,000  SH      Other    1 2 3          15,000
Cost Plus Inc Calif                    COM        221485105    1,100   50,000  SH      Other    1 2 3          50,000
Dicks Sporting Goods Inc               COM        253393102     240     5,000  SH      Other    1 2 3           5,000
Dollar General Corp New                COM        256677105    1,278   23,500  SH      Other    1 2 3          23,500
Dollar Thrifty Auto                    COM        256743105    2,672   33,000  SH      Other    1 2 3          33,000
Dunkin Brands Group Inc                COM        265504100    1,030   30,000  SH      Other    1 2 3          30,000
Easylink Services Intl Corp           CL A        277858106     724    100,000 SH      Other    1 2 3         100,000
Ebay Inc                               COM        278642103    2,101   50,000  SH      Other    1 2 3          50,000
Elster Group Se ADR               SPONSORED ADR   290348101     914    45,000  SH      Other    1 2 3          45,000
Express Scripts Hldg Co                COM        30219g108    2,903   52,001  SH      Other    1 2 3          52,001
Extorre Gold Mines Ltd                 COM        30227B109     165    40,000  SH      Other    1 2 3          40,000
Facebook Inc-A                        CL A        30303m102     218     7,000  SH      Other    1 2 3           7,000
Foot Locker Inc                        COM        344849104    1,223   40,000  SH      Other    1 2 3          40,000
Gen-Probe Inc                          COM        36866T103    1,233   15,000  SH      Other    1 2 3          15,000
GeoResources Inc                       COM        372476101     476    13,000  SH      Other    1 2 3          13,000
Gildan Activewear                      COM        375916103     267     9,700  SH      Other    1 2 3           9,700
Goodrich                               COM        382388106    11,802  93,000  SH      Other    1 2 3          93,000
Harvest Natural Resources              COM        41754V103      94    11,000  SH      Other    1 2 3          11,000
Hertz Global Holdings Inc              COM        42805T105    1,728   135,000 SH      Other    1 2 3         135,000
Human Genome Science Inc               COM        444903108    2,075   158,000 SH      Other    1 2 3         158,000
Lecroy Corp                            COM        52324w109    2,852   200,000 SH      Other    1 2 3         200,000
Lincare Hldgs Inc                      COM        532791100     374    11,000  SH      Other    1 2 3          11,000
Lincare Hldgs Inc                      PUT        532791950     510    15,000  SH  PUT Other    1 2 3          15,000
Medtox Scientific Inc                COM NEW      584977201     404    15,000  SH      Other    1 2 3          15,000
Nike                                   PUT        654106953    1,756   20,000  SH  PUT Other    1 2 3          20,000
Pier 1 Imports Inc                     COM        720279108     493    30,000  SH      Other    1 2 3          30,000
PLX Technology Inc                     COM        693417107     445    70,000  SH      Other    1 2 3          70,000
Progress Energy Resources Co           COM        743263105     591    30,000  SH      Other    1 2 3          30,000
Quest Software Inc                     COM        74834t103    1,182   42,500  SH      Other    1 2 3          42,500
Railamerica Inc                        COM        750753402     242    10,000  SH      Other    1 2 3          10,000
Ramtron Int'l Corp                   COM NEW      751907304      60    20,000  SH      Other    1 2 3          20,000
SPDR S&P 500 ETF TR                  TR UNIT      78462F103     681     5,000  SH      Other    1 2 3           5,000
S&W Seed Co                            COM        785135104     212    40,000  SH      Other    1 2 3          40,000
Sanofi Aventis CVR              RIGHT 12/31/2020  80105N113      71    50,000  SH      Other    1 2 3          50,000
Skechers USA Inc CL A                 CL A        830566105    2,037   100,000 SH      Other    1 2 3         100,000
Solutia Inc                          COM NEW      834376501    3,927   140,000 SH      Other    1 2 3         140,000
Spdr Gold Trust                     GOLD SHS      78463V107     466     3,000  SH      Other    1 2 3           3,000
Stage Stores Inc                     COM NEW      85254C305    1,008   55,000  SH      Other    1 2 3          55,000
Sunoco Inc                             COM        86764P109    1,425   30,000  SH      Other    1 2 3          30,000
Wal Mart Stores Inc                    COM        931142103     697    10,000  SH      Other    1 2 3          10,000
Yum! Brands Inc                        PUT        988498951    1,288   20,000  SH  PUT Other    1 2 3          20,000